Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 10	$ 1,441
Restricted cash, current portion	701	535
Inventories	502	501
Trade accounts receivable	463	1,243
Less: Allowance for credit losses	(9)
Trade accounts receivable, net	454	1,243
Vessel held-for-sale		13,190
Prepayments and other assets	78	325
Total current assets	1,745	17,235
FIXED ASSETS, NET:
Vessels, net	85,318	87,507
Total fixed assets, net	85,318	87,507
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	3,200	3,200
Financial derivative instrument	3	1
Deferred charges, net	837	779
Prepayments and other assets	198	47
Total other non-current assets	4,238	4,027
Total assets	91,301	108,769
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	2,939	8,984
Trade accounts payable	3,360	4,538
Due to related parties	1,286	6,849
Hire / freight collected in advance	27	1,415
Accrued and other liabilities	813	750
Total current liabilities	8,425	22,536
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	48,175	49,233
Promissory note	5,000	5,000
Total non-current liabilities	53,175	54,233
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,370,280 and 21,491,475 shares issued and outstanding as at December 31, 2019 and June 30, 2020, respectively)	21	21
Additional paid-in capital	75,267	75,154
Accumulated deficit	(45,587)	(43,175)
Total stockholders' equity	29,701	32,000
Total liabilities and stockholders' equity	$ 91,301	$ 108,769